Consolidated statement of changes in equity (Parenthetical) £ in Millions	12 Months Ended
Mar. 31, 2018 GBP (£) £ / shares
Summary Of Dividends [Line Items]
Proposed dividend (gbp per share)	£ 0.3044
Dividend declared during the year (gbp per share)	£ 0.4593
Increase in dividends	3.70%
Cash dividends paid (usd/gbp per share)	£ 128.965
Dividends paid | £	£ 4,487
Special dividend
Summary Of Dividends [Line Items]
Cash dividends paid (usd/gbp per share)	£ 84.375
Dividends paid | £	£ 3,171